Financial Risk Management - Additional Information (Detail) t in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) t	Jun. 30, 2022 AUD ($) t	Jun. 30, 2022 GBP (£) t	Jun. 30, 2022 EUR (€) t	Jun. 30, 2022 USD ($) t	Jun. 30, 2022 CLP ($) t	Nov. 30, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 17,087				$ 13,852
Transfer between fair value hierarchy categories	$ 0
Percentage of borrowings exposed to floating interest rate	80.00%	82.00%
Weighted average interest rate payable	USD LIBOR + 1.74 per cent	USD LIBOR + 2.18 per cent
Debt instrument variable interest rate spread		2.18%	1.74%	1.74%	1.74%	1.74%	1.74%
Loans received from bank		$ 2,300				$ 1,600
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			1.00%	1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		7				$ 29
Notional value		16,800				15,579
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, amount			$ 0.01	£ 0.01	€ 0.01		$ 10
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 21				16
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage		10.00%
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net fair value of financial assets and (liabilities)		$ 138				$ 56
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			10.00%	10.00%	10.00%	10.00%	10.00%
Tonnes of copper exposure | t		254	289	289	289	289	289
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 166				$ 162
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		3,018				3,018
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 4,052				3,126
Revolving credit facility [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility, maximum amount						$ 5,500		$ 5,500